Finance debt - Reconciliation of cash flow from financing activities to finance line items in balance sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of finance debt	$ (2,818)	$ (250)	$ (2,675)
Repayment of lease liabilities	(1,422)	(1,366)	(1,238)
Dividends paid	(10,906)	(5,380)	(1,797)
Share buy-back	(5,589)	(3,315)	(321)
Net current finance debt and other financing activities	2,593	(5,102)	1,195
Cash flows provided by/(used in) financing activities	(18,142)	(15,414)	(4,836)
Non-current finance debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	24,140	27,404
Repayment of finance debt	(2,818)	(250)
Net current finance debt and other financing activities		0
Cash flows provided by/(used in) financing activities	(2,818)	(250)
Transfer to current portion	147	(2,297)
Effects of exchange rate changes	321	(710)
Debt in RIO Energy	437
Other changes	2	(7)
Net other changes	907	(3,014)
Liabilities arising from financing activities, ending balance	22,230	24,140	27,404
Current finance debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	4,359	5,273
Net current finance debt and other financing activities	1,385	(2,982)
Cash flows provided by/(used in) financing activities	1,385	(2,982)
Transfer to current portion	(147)	2,297
Effects of exchange rate changes	44	(78)
Other changes	354	(151)
Net other changes	251	2,068
Liabilities arising from financing activities, ending balance	5,995	4,359	5,273
Financial receivable collaterals [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(3,468)	(1,577)
Net current finance debt and other financing activities	1,287	(2,038)
Cash flows provided by/(used in) financing activities	1,287	(2,038)
Effects of exchange rate changes	(5)	145
Other changes	(1)
Net other changes	(6)	145
Liabilities arising from financing activities, ending balance	(2,185)	(3,468)	(1,577)
Additional paid in capital share based payment/treasury shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	3,041	6,408
Share buy-back	(5,589)	(3,315)
Net current finance debt and other financing activities	(69)	(73)
Cash flows provided by/(used in) financing activities	(5,658)	(3,388)
Other changes	2,617	21
Net other changes	2,617	21
Liabilities arising from financing activities, ending balance	0	3,041	6,408
Non-controling interest [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	1	14
Net current finance debt and other financing activities	(10)	(8)
Cash flows provided by/(used in) financing activities	(10)	(8)
Effects of exchange rate changes	0	(3)
Other changes	19	(2)
Net other changes	19	(5)
Liabilities arising from financing activities, ending balance	10	1	14
Dividend payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	2,808	582
Dividends paid	(10,906)	(5,380)
Cash flows provided by/(used in) financing activities	(10,906)	(5,380)
Divdend declared	10,783	7,549
Other changes	(36)	57
Net other changes	10,747	7,606
Liabilities arising from financing activities, ending balance	2,649	2,808	582
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	3,667	3,562
Repayment of lease liabilities	(1,422)	(1,366)
Cash flows provided by/(used in) financing activities	(1,422)	(1,366)
Effects of exchange rate changes	(25)	(149)
New leases	1,379	1,644
Other changes	(29)	(24)
Net other changes	1,325	1,471
Liabilities arising from financing activities, ending balance	$ 3,570	3,667	3,562
Lease liabilities [Member] | Previously stated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance		$ 3,562
Liabilities arising from financing activities, ending balance			$ 3,562